Related Party Transactions and Balances (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Related Party Transactions

The Company’s due from related party balance as of December 31 and March 31, 2020 is as follows:

	December 31, 2020	March 31, 2020
	US$	US$
Huihe Zheng	-	20,316

The Company’s due to related party balance as of December 31 and March 31, 2020 is as follows:

	December 31, 2020	March 31, 2020
	US$	US$
Huihe Zheng	478,606	-
YeeTah Financial	26,093	24,628
Total	504,699	24,628

The Company’s subscription receivable due from a shareholder balances as of December 31, 2020 and March 31, 2020 are as follows:

	December 31, 2020	March 31, 2020
	US$	US$
Huihe Zheng	48,718	48,718

QDM Holdings Limited [Member]
Schedule of Related Party Transactions

The Group’s due from related party balance as of March 31, 2020 and 2019 is as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Huihe Zheng	20,316	-

The Group’s due to related party balances as of March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Siu Ping Lo	-	14,479
YeeTah Financial	24,628	57,425
Total	24,628	71,904

The Group’s due from a shareholder balances as of March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Huihe Zheng	48,718	-
Teik Hoe Chng	-	53,205